Partnership Distributions - Series A Preferred Unit Distributions Table (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended							12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016		Mar. 31, 2016		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Distribution Made to Limited Partner [Line Items]
Units issued								1,128,782	885,760
Series A Preferred Units [Member]
Distribution Made to Limited Partner [Line Items]
Series A Preferred units, quarterly distribution per unit	$ 0.68	$ 0.68	$ 0.68	$ 0.68	[1]	$ 0.68	[2]
Series A Preferred units, quarterly cash distribution	$ 7,453	$ 14,908	$ 14,907	$ 14,082	[1]	$ 1,887	[2]
Number of days in prorated period				77 days		18 days
Series A Preferred Units [Member] | Private Investor [Member]
Distribution Made to Limited Partner [Line Items]
Units issued				14,030,611		14,030,611				21,922,831
Series A Preferred Units [Member] | Private Investor [Member] | Over-Allotment Option [Member]
Distribution Made to Limited Partner [Line Items]
Units issued				7,892,220

[1]	Full quarterly per unit distribution on 14,030,611 Series A Preferred units and quarterly per unit distribution prorated for the 77-day period during which 7,892,220 Series A Preferred units were outstanding during the second quarter of 2016.
[2]	Quarterly per unit distribution prorated for the 18-day period during which 14,030,611 Series A Preferred units were outstanding during the first quarter of 2016.